SCHEDULE OF STOCK OPTION ACTIVITY (Details) - ALTANINE, INC. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding	1,549,500
Weighted Average Exercise Price, Options Outstanding	$ 0.33
Aggregate Intrinsic Value, Beginning of year
Stock options granted	2,903,574	1,549,500
Weighted Average Exercise Price, Granted	$ 0.68	$ 0.33
Weighted Average Remaining Contractual Life, Granted	10 years	10 years
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited - Cancelled
Weighted Average Exercise Price, Forfeited - Cancelled
Number of Options, Outstanding	4,453,074	1,549,500
Weighted Average Exercise Price, Options Outstanding	$ 0.56	$ 0.33
Weighted Average Remaining Contractual Life, Options Outstanding	9 years 2 months 12 days	9 years 4 months 24 days
Aggregate Intrinsic Value, End of year
Number of Options, Vested		1,200,213
Weighted-Average Exercise Price, Vested		$ 0.33
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		9 years 4 months 24 days
Aggregate Intrinsic Value, Vested
Number of Options, Exercisable	2,814,959	1,200,213
Weighted Average Exercise Price, Options Exercisable	$ 0.56	$ 0.33
Weighted Average Remaining Contractual Life, Options Exercisable	9 years 2 months 12 days	9 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable